SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Product Information [Line Items]
Aggregate settlement amount	$ 48,750,000			$ 48,750,000		$ 41,250,000
Allowance for doubtful account receivable	0			$ 0		0
Depreciation						22,760	$ 6,020
Impairment of long lived assets							0
Capitalized software development costs						3,759,021
Amortization expense of capitalized software development costs						$ 902,277	$ 923,904
Income tax examination, likelihood of unfavourable settlement				greater than 50 percent		greater than 50 percent
Cash and cash equivalents	0			$ 0		$ 0
Common stock shares to be issued				134,316
Technology Platforms [Member]
Product Information [Line Items]
Capitalized software development costs	$ 3,875,256			$ 3,875,256
Amortization expense of capitalized software development costs				$ 449,142	$ 450,302
Restricted Stock [Member]
Product Information [Line Items]
Common stock shares to be issued				1,000,000
Vendor Services [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						281,734
Close Comms Acquisition [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						2,666,666
Restricted Shares [Member] | Employment Agreement [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					115,817	115,817
Third Party And Former Officer [Member] | Note Payable [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						25,972,553	2,529,007
Common Stock [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		742,537		31,750,297	751,482
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,500,000		16,331,766	25,000,000			294,654
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	14,000,000			14,000,000
Common Stock [Member] | Third Party And Former Officer [Member]
Product Information [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						25,718,971	37,390,452
Patents and Licenses [Member]
Product Information [Line Items]
Finite-lived intangible asset, useful life						5 years
Intangible asset - purchased software, net	$ 214,383			$ 214,383		$ 214,383	$ 214,383
Amortization expense of intangible assets				$ 0	$ 0
Minimum [Member]
Product Information [Line Items]
Property and equipment, estimated useful life						3
Maximum [Member]
Product Information [Line Items]
Property and equipment, estimated useful life						7
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage						100.00%	100.00%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage						100.00%	100.00%
Cost of Revenue [Member] | Product Concentration Risk [Member] | One Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage				100.00%	100.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage						90.00%	95.00%
Accounts Payable [Member] | Product Concentration Risk [Member] | One Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage				80.00%	97.00%
One Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage				100.00%	100.00%	100.00%	100.00%
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage				100.00%		100.00%	100.00%